Events after the reporting date	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [Abstract]
Events after the reporting date

Note 24 – Events after the reporting date

A.	After the reporting date, in January 2022, the Company acquired 100% of the shares and voting interests in Global Inkjet Systems Ltd. (“GIS”), a company incorporated under the laws of England & Wales. GIS is a leading developer and supplier of high-performance control electronics, software, and ink delivery systems. Taking control of GIS will enable technology synergies with the Group’s existing technology, and a financial value through a business growth using the Group’s existing resources.

The consideration for GIS will be paid fully in cash, according to the following structure:

(1)	Closing consideration – Around £13,500 thousand (as for the closing date, approximately $18,225 thousand), adjusted post-closing upwards or downwards to reflect a cash-free debt free basis on the closing date, with respect to an agreed working capital level. The total closing consideration was estimated at around £17,000 thousand (as for the closing date, approximately $22,950 thousand).

(2)	Deferred consideration – £1,000 thousand (as for the closing date, approximately $1,350 thousand), due on April 1st, 2024, to all sellers in an unconditional manner, except to key management team, for whom payment is due only if they stay with the company until such date.

(3)

Earn-out cash consideration – Contingent Consideration – Up to £7,000 thousand (as for the closing date, approximately $9,450 thousand), depending on certain targets (“Earn-Out Consideration”) as follows:

(i)	EBITDA based earn-out – £1,000 thousand (as for the closing date, approximately $1,350 thousand), in the event that GIS generates, during the fiscal year ending on March 31, 2022, EBITDA of at least £396 thousand (as for the closing date, approximately $535 thousand).

For every 1% below EBITDA of £396 thousand, EBITDA based earn-out will be reduced by 2%, going down to 0 if EBITDA will be £198.

(ii)	Gross profit based earn-out – £3,000 thousand (as for the closing date, approximately $4,050 thousand), in the event that GIS generates, during the fiscal year ending on March 31, 2023, gross profit of at least £6,962 thousand (as for the closing date, approximately $9,400 thousand).

For every 1% below gross profit of £6,962 thousand, gross profit based earn-out will be reduced by 5%, going down to 0 if gross profit will be £5,570.

(iii)	Revenues based earn-out – £3,000 thousand (as for the closing date, approximately $4,050 thousand), in the event that GIS generates, during the fiscal year ending on March 31, 2023, revenues of at least £9,537 thousand (as for the closing date, approximately $12,875 thousand).

For every 1% below gross profit of £9,537 thousand, revenues based earn-out will be reduced by 10%, going down to 0 if revenues will be £8,584.

The Group has not yet completed the measurement of the fair value of the consideration transferred in the business combination, the fair value of the identifiable assets acquired and the measurement of the goodwill that may be recognized as a result of the business combination.

B.	After the reporting date, in January 2022, the Group granted to employees 5,507,000 options and RSUs. The options and RSUs represent the right to receive Ordinary Shares at a future time and vest over a period of three to four years.

C.	After the reporting date, in March 2022, the Group granted to employees 1,207,000 options and RSUs. The options and RSUs represent the right to receive Ordinary Shares at a future time and vest over a period of three to four years.